Deferred Revenue/Income - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue/Income
Unrecognized deferred revenue	¥ 3,546,849	¥ 2,164,288
Investor relations program, term	5 years
Deferred revenue, ADR	¥ 15,041	¥ 33,478